Annual Total Returns - FidelityMidCapValueFund-AMCIZPRO - FidelityMidCapValueFund-AMCIZPRO - Fidelity Mid Cap Value Fund	Apr. 01, 2023
Bar Chart Table:
Annual Return, Inception Date	Feb. 01, 2017
Fidelity Advisor Mid Cap Value Fund - Class A
Bar Chart Table:
Annual Return 2013	38.50%
Annual Return 2014	16.31%
Annual Return 2015	(4.84%)
Annual Return 2016	12.08%
Annual Return 2017	16.67%
Annual Return 2018	(19.09%)
Annual Return 2019	23.20%
Annual Return 2020	0.69%
Annual Return 2021	33.60%
Annual Return 2022	(10.77%)